Unaudited Condensed Consolidated Statements of Changes of Shareholders’ Equity (Deficit)	Common Stock USD ($) shares	Common Stock CNY (¥) shares	Statutory Reserve USD ($)	Statutory Reserve CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Retained Earnings (accumulated deficit) USD ($)	Retained Earnings (accumulated deficit) CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Sep. 30, 2023		¥ 7,272		¥ 1,639,769		¥ (926,481)		¥ (6,580,153)		¥ (5,859,593)
Balance (Shares) at Sep. 30, 2023 | shares	18,000,000	18,000,000
Net loss								237,704		237,704
Foreign currency Translation						63,587				63,587
Balance at Mar. 31, 2024		¥ 7,272		1,639,769		(862,894)		(6,342,449)		(5,558,302)
Balance (Shares) at Mar. 31, 2024 | shares	18,000,000	18,000,000
Balance at Sep. 30, 2024		¥ 7,272		1,679,428		(656,670)		(8,218,211)		¥ (7,188,181)
Balance (Shares) at Sep. 30, 2024 | shares	18,000,000	18,000,000							18,000,000	18,000,000
Net loss								(4,233,119)	$ (583,339)	¥ (4,233,119)
Foreign currency Translation						(324,888)				(324,888)
Balance at Mar. 31, 2025	$ 1,002	¥ 7,272	$ 231,431	¥ 1,679,428	$ (135,261)	¥ (981,558)	$ (1,715,839)	¥ (12,451,330)	$ (1,618,667)	¥ (11,746,188)
Balance (Shares) at Mar. 31, 2025 | shares	18,000,000	18,000,000							18,000,000	18,000,000